Accounts Receivable, Net - Schedule of Allowance Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Doubtful Accounts [Abstract]
Balance at beginning of year	$ (533)	$ (1,106)
Addition		(389)
Reversed	90
Written off		193
Reclassification allowance to the other non-current assets		769
Balance at end of year	$ (443)	$ (533)